Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Balance Sheets

Condensed Balance Sheets

	As of December 31,
	2024	2025
	RMB	RMB	US$
ASSETS
Current assets:
Cash	153	15,627	2,235
Total current assets	153	15,627	2,235

Non-current assets:
Investment in subsidiaries	283,952	216,526	30,957
Other receivables	-	23,392	3,345
Deferred IPO expenses	2,571	-	-
Total non-current assets	286,523	239,918	34,302
Total assets	286,676	255,545	36,537

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable	-	130	19
Accrued expenses and other liabilities	2,571	-	-
Amount due to related parties	146	-	-
Due to subsidiaries	-	5,567	796
Total liabilities	2,717	5,697	815

Commitments and contingencies
Shareholders’ equity:
Class A ordinary shares (US$0.000025 par value; 1,900,000,000 shares authorized; 5,666,376 and 7,391,376 shares issued and outstanding as of December 31, 2024 and 2025, respectively)*	1	1	-
Class B ordinary shares (US$0.000025 par value; 100,000,000 shares authorized; 40,000,000 and 40,000,000shares issued and outstanding as of December 31, 2024 and 2025, respectively)*	7	7	1
Additional paid-in capital	203,150	240,752	34,427
Statutory reserve	32,647	32,647	4,668
Retained earnings (deficit)	48,151	(21,633)	(3,099)
Accumulated other comprehensive income	3	(1,926)	(275)
Total shareholders’ equity	283,959	249,848	35,722
Total liabilities and shareholders’ equity	286,676	255,545	36,537

*	As of December 31, 2025, share reclassification was retroactively restated with effective date of March 24, 2026.

Schedule of Condensed Statements of Comprehensive Income (loss)

Condensed Statements of Comprehensive Income (loss)

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Operating costs and expenses:
Selling, general and administrative	-	(2)	(2,358)	(339)
Operating income
Share of income of subsidiaries	31,457	11,313	(67,426)	(9,643)
Net income	31,457	11,311	(69,784)	(9,982)
Other comprehensive income (loss)
Foreign currency translation adjustment	—	3	(1,929)	(275)
Total comprehensive income (loss)	31,457	11,314	(71,713)	(10,257)

Schedule of Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income (loss)	31,457	11,311	(69,784)	(9,982)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Amount due to subsidiary	-	-	90	13
Other receivables	-	-	(23,393)	(3,345)
Accounts payable	-	-	130	19
Accrued expenses and other liabilities	-	2,571	-	-
Amount due to related parties	-	146	(146)	(20)
Equity in of subsidiaries	(31,457)	(11,313)	67,426	9,643
Net cash provided by (used in) operating activities	-	2,715	(25,677)	(3,672)

Cash flows from financing activities:
Proceeds from shareholder	9	-	43,080	6,160
Deferred IPO expenses	-	(2,571)	-	-
Net cash used in (provided by) financing activities	9	(2,571)	43,080	6,160

Effect of exchange rate changes on cash	-	-	(1,929)	(275)
Net increase in cash	9	144	15,474	2,213
Cash, beginning of year	-	9	153	22
Cash, end of year	9	153	15,627	2,235